UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 06/30/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio

Dear Shareholder,
The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.
Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.25% 40.79%
U.S. small cap equities
(Russell 2000
®
Index)
17.54 62.03
International equities
(MSCI Europe, Australasia,
Far East Index)
8.83 32.35
Emerging market equities
(MSCI Emerging Markets
Index)
7.45 40.90
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.09
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(4.10) (5.89)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(1.60) (0.33)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.24 4.20
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
3.61 15.34
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Consolidated Financial Statements:

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Inflation Protected Bond Portfolio
Investment Objective
BlackRock Inflation Protected Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, all of the Fund’s share classes outperformed the benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected
Securities Index, except for the Fund’s Investor C Shares, which underperformed the benchmark.
What factors influenced performance?
Risk assets became more volatile and interest rates rose as the market initially digested the Democrats taking control of the Senate after winning both Georgia election runoffs as well as implications of coronavirus mutations on the efficacy of current vaccines. As the period progressed, larger-than-expected fiscal stimulus, higher growth expectations and a more rapid roll out of vaccines continued this trend as the market began to question the Fed's commitment to its accommodative monetary policy stance. Given this dynamic, the Fund's underweight positioning with respect to duration (and corresponding interest rate sensitivity) early in the period was the most notable contributor to performance. Long exposure to inflation expectations, rental-linked commercial mortgage-backed securities (“CMBS”) and Chinese interest rates also contributed to performance.
The only notable detractor from return was the Fund’s event driven strategy in which the Fund was positioned for a strong Treasury auction in February that instead saw a wide dispersion between the average and lowest bids accepted, leading to modest underperformance.
During the period, the Fund employed the use of derivatives primarily through options and futures contracts. The Fund’s use of derivatives modestly detracted from Fund performance over the period.
Describe recent portfolio activity.
During the second quarter of 2021, the Fund exited its long inflation position as consecutive upside shifts in the Consumer Price Index drove inflation expectations higher.
The Fund maintained an underweight duration position in both Treasury Inflation Protected Securities and nominal U.S. Treasuries.
Describe portfolio positioning at period end.
The Fund was positioned for rates to move higher in the second half of 2021 and for inflation expectations to remain stable. The Fund continued to hold exposure to Chinese interest rates given attractive yields and on the view that central bank policy is likely to ease as growth is slowing in China. The Fund also maintained exposure to rental-
linked CMBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)

Fund Summary
BlackRock Inflation Protected Bond Portfolio
Performance Summary for the Period Ended June 30, 2021
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 6.83% 6.65% 2.02% 7.47% N/A 4.26% N/A 3.20% N/A
Service ........................ 6.58 6.43 1.85 7.18 N/A 4.00 N/A 2.91 N/A
Investor A ....................... 6.31 6.15 1.93 7.23 2.94% 4.02 3.18% 2.91 2.49%
Investor C ....................... 5.82 5.68 1.49 6.37 5.37 3.23 3.23 2.31 2.31
Class K ........................ 6.88 6.84 2.04 7.58 N/A 4.33 N/A 3.28 N/A
Bloomberg Barclays U.S. Treasury
Inflation Protected Securities Index
(c)
. — — 1.73 6.51 N/A 4.17 N/A 3.40 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and U.S. and non-U.S. corporations. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio
(the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization.
(c)
An unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury.
N/A – Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Treasury Obligations ............................. 93%
Foreign Government Obligations ........................ 5
Asset-Backed Securities .............................. 1
U.S. Government Sponsored Agency Securities .............. 1
Non-Agency Mortgage-Backed Securities .................. —
(b)
Investment Companies ............................... —
(b)
Corporate Bonds ................................... —
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 94%
AA/Aa ......................................... —
(d)
A ............................................ 5
BBB/Baa ....................................... —
(d)
BB/Ba ......................................... —
(d)
NR ........................................... 1
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased and options written.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging
2021
BlackRock Semi-Annual Report to Shareholders

The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional Shares and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Service Shares are not subject to any sales charge. These shares are subject to a service fee of  0.25% per year (but no distribution fee) and are only available to certain eligible investors. Effective on or about the close of business on July 6, 2021, Service Shares will be converted into Investor A Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated
Financial Statements.
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,020.20 $ 1.70 $ 1.70 $ 1,000.00 $ 1,023.11 $ 1.71 $ 1,023.11 $ 1.71
Service ................. 1,000.00 1,018.50 2.95 2.95 1,000.00 1,021. 8 7 2.96 1,021.87 2.96
Investor A ................ 1,000.00 1,019.30 2.95 2.95 1,000.00 1,021.87 2.96 1,021.87 2.96
Investor C ................ 1,000.00 1,014.90 6.69 6.69 1,000.00 1,018.15 6.71 1,018.15 6.71
Class K ................. 1,000.00 1,020.40 1.45 1.45 1,000.00 1,023.36 1.45 1,023.36 1.45
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.34% for Institutional, 0. 59 % for Service, 0.59% for Investor A, 1.34% for Investor C and 0.29%
for Class K), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.34% for Institutional, 0.59% for Service, 0.59% for Investor A, 1.34% for Investor C and 0.29%
for Class K), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 1.4%
United States — 1.4%
(a)
AMSR Trust:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... USD 3,000 $ 3,053,913
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 3,000 2,986,210
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 3,031,978
Series 2021-SFR1, Class E2,
3.12%, 06/17/38
(b)
......... 3,700 3,721,241
Series 2021-SFR2, Class E2,
2.58%, 08/17/26 .......... 2,000 2,000,000
FirstKey Homes Trust, Series 2020-
SFR2, Class E, 2.67%, 10/19/37 . 3,000 3,049,515
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 1,395 1,514,989
Mosaic Solar Loan Trust, Series 2021-
1A, Class B, 2.05%, 12/20/46 ... 407 407,104
Progress Residential:
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 3,448,536
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 998,149
Progress Residential Trust:
Series 2020-SFR1, Class E, 3.03%,
04/17/37 ............... 3,000 3,072,013
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 3,000 3,002,657
Tricon American Homes, Series 2020-
SFR1, Class E, 3.54%, 07/17/38 . 2,000 2,088,791
Tricon American Homes Trust, Series
2020-SFR2, Class E2, 3.08%,
11/17/39 .................. 4,000 4,019,528
36,394,624
Total Asset-Backed Securities — 1.4%
(Cost: $36,261,132) .............................. 36,394,624
Corporate Bonds — 0.0%
Belgium — 0.0%
European Union, 0.70%
,
07/06/51 .. EUR 1,081 1,296,093
Total Corporate Bonds — 0.0%
(Cost: $1,275,447) .............................. 1,296,093
Foreign Government Obligations — 5.5%
China — 4.6%
People's Republic of China:
1.99%, 04/09/25 ............ CNY 535,050 79,940,791
2.68%, 05/21/30 ............ 269,500 40,052,169
119,992,960
Colombia — 0.0%
Republic of Colombia, 4.50%
,
03/15/29 USD 750 816,235
Greece — 0.2%
Hellenic Republic, 0.75%
,
06/18/31
(a)
EUR 3,365 3,961,424
Indonesia — 0.2%
Republic of Indonesia:
4.13%, 01/15/25 ............ USD 2,000 2,209,125
4.75%, 01/08/26 ............ 1,750 1,994,234
4,203,359
Security
Par (000)
Par (000) Value
Israel — 0.1%
State of Israel Government Bond,
3.88%
,
07/03/50 ............ USD 1,234 $ 1,432,057
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 4.38%
,
04/16/29 ................. 1,828 2,109,969
Spain — 0.3%
Kingdom of Spain
(a)
:
0.50%, 10/31/31 ............ EUR 3,958 4,699,337
1.00%, 10/31/50 ............ 4,150 4,443,313
9,142,650
Total Foreign Government Obligations — 5.5%
(Cost: $140,053,084) ............................. 141,658,654
Shares
Shares
Investment Companies — 0.1%
iShares U.S. Real Estate ETF
(c)
.... 15,750 1,605,555
Total Investment Companies — 0.1%
(Cost: $1,318,216) .............................. 1,605,555
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities — 0.2%
Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
(a)(b)
BX Commercial Mortgage Trust:
Series 2020-VIV2, Class C, 3.66%,
03/09/44 ............... USD 950 1,005,019
Series 2020-VIV3, Class B, 3.66%,
03/09/44 ............... 130 141,171
Extended Stay America Trust:
Series 2021-ESH, Class B, (LIBOR
USD 1 Month + 1.38%), 1.46%,
07/15/38 ............... 3,000 3,010,310
Series 2021-ESH, Class C, (LIBOR
USD 1 Month + 1.70%), 1.78%,
07/15/38 ............... 420 421,637
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.33%,
07/15/38 ............... 840 844,037
5,422,174
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $5,385,161) .............................. 5,422,174
U.S. Government Sponsored Agency Securities — 0.7%
(a)
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
W5FX, Class CFX, (LIBOR USD 1
Month + 0.00%), 3.79%, 04/25/28
(a)
(b)
...................... 696 670,891
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
:
Series 2017-K62, Class B,
4.00% ,  01/25/50 ........ 2,500 2,763,989

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-K65, Class B,
4.21% ,  07/25/50 ........ USD 2,000 $ 2,229,163
Series 2018-K73, Class B,
3.98% ,  02/25/51 ........ 1,350 1,487,414
Series 2018-K82, Class B,
4.27% ,  09/25/28 ........ 2,043 2,298,900
Series 2018-K83, Class B,
4.42% ,  11/25/51 ........ 2,000 2,271,852
Series 2019-K91, Class B,
4.40% ,  04/25/51 ........ 2,000 2,271,314
Series 2019-K94, Class B,
4.10% ,  07/25/52 ........ 2,000 2,233,069
Series 2020-K737, Class B,
3.41% ,  01/25/53 ........ 932 994,723
16,550,424
Total U.S. Government Sponsored Agency Securities
—
0.7%
(Cost: $15,898,708) .............................. 17,221,315
U.S. Treasury Obligations — 100.1%
U.S. Treasury Bonds, 1.88%, 02/15/41 45,750 44,784,961
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27 ..... 82,845 98,188,697
2.00%, 01/15/26 ............ 37,259 43,832,608
1.75%, 01/15/28 ............ 29,870 36,096,453
3.63%, 04/15/28 ............ 29,129 39,273,264
2.50%, 01/15/29 ............ 27,549 35,481,980
3.88%, 04/15/29 ............ 35,479 49,886,760
3.38%, 04/15/32 ............ 12,303 18,141,604
2.13%, 02/15/40 - 02/15/41 ..... 38,768 58,136,792
0.75%, 02/15/42 - 02/15/45 ..... 82,367 100,949,683
0.63%, 02/15/43 ............ 28,921 34,527,221
1.38%, 02/15/44 ............ 40,159 55,388,507
1.00%, 02/15/46 - 02/15/49 ..... 88,277 117,612,257
0.88%, 02/15/47 ............ 28,139 36,182,058
0.25%, 02/15/50 ............ 3,040 3,438,929
0.13%, 02/15/51 ............ 13,713 15,052,647
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Inflation Linked Notes:
0.13%, 07/15/22 - 01/15/23
(d)
.... USD 170,453 $ 177,438,783
0.63%, 04/15/23 - 01/15/26 ..... 149,054 161,321,102
0.38%, 07/15/23 - 07/15/27 ..... 302,058 330,185,856
0.63%, 01/15/24
(d)
........... 89,182 96,044,594
0.50%, 04/15/24 - 01/15/28 ..... 121,402 133,938,090
0.13%, 07/15/24 - 01/15/31 ..... 540,395 588,658,701
0.25%, 01/15/25 - 07/15/29 ..... 143,398 157,055,785
0.75%, 07/15/28 ............ 62,144 71,300,464
0.88%, 01/15/29 ............ 51,632 59,739,001
U.S. Treasury Notes, 0.75%, 04/30/26 39,000 38,801,953
Total U.S. Treasury Obligations — 100.1%
(Cost: $2,408,253,974) ........................... 2,601,458,750
Total Long-Term Investments — 108.0%
(Cost: $2,608,445,722) ........................... 2,805,057,165
Shares
Shares
Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(c)(e)
.... 5,610,585 5,610,585
Total Short-Term Securities — 0.2%
(Cost: $5,610,585) .............................. 5,610,585
Total Options Purchased — 0.0%
(Cost: $2,973,274 ) .............................. 2,514,195
Total Investments Before Options Written — 108.2%
(Cost: $2,617,029,581) ........................... 2,813,181,945
Total Options Written — (0.3)%
(Premiums Received — $11,160,117) ................. (8,977,927)
Total Investments Net of Options Written — 107.9%
(Cost: $2,605,869,464) ........................... 2,804,204,018
Liabilities in Excess of Other Assets — (7.9)% ............ (206,216,917)
Net Assets — 100.0% .............................. $ 2,597,987,101
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Affiliate of the Fund.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)
Annualized 7-day yield as of period end.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 12,923,082 $ — $ (7,312,497) $ — $ — $ 5,610,585 5,610,585 $ 1,056 $ —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(b)
10,663,720 16,409,650 (26,832,867) (138,383) (102,120) — — 52,433 —
iShares U.S. Real Estate ETF .. 4,282,500 1,138,004 (4,427,845) 379,495 233,401 1,605,555 15,750 36,211 —
$ 241,112 $ 131,281 $ 7,216,140 $ 89,700 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Deutsche Bank Securities,
Inc. .............. 0.06% 06/30/21 07/01/21   $ 79,447,500 $ 79,447,632 U.S. Treasury Obligations Overnight
Deutsche Bank Securities,
Inc. .............. 0.06 06/30/21 07/01/21   96,700,000 96,700,161 U.S. Treasury Obligations Overnight
Deutsche Bank Securities,
Inc. .............. 0.06 06/30/21 07/01/21   80,275,000 80,275,134 U.S. Treasury Obligations Overnight
$ 256,422,500 $ 256,422,927

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 12 09/08/21 $ 2,154 $ 4,693
Euro-Bund .............................................................. 15 09/08/21 3,070 11,645
3 Month Canadian Bankers Acceptance .......................................... 65 06/13/22 13,002 (27,752)
3 Month Canadian Bankers Acceptance .......................................... 67 09/19/22 13,376 (44,923)
90-day Eurodollar ......................................................... 4 06/19/23 992 (2,156)
90-day Eurodollar ......................................................... 463 09/18/23 114,587 (257,404)
90-day Eurodollar ......................................................... 1,050 12/18/23 259,521 (7,728)
3 Month Sterling .......................................................... 201 12/20/23 34,521 3,919
(319,706)
Short Contracts
Euro- Buxl ............................................................... 30 09/08/21 7,230 (67,353)
3 Month Canadian Bankers Acceptance .......................................... 67 09/13/21 13,451 (3,963)
Japan 10 Year Bond ........................................................ 15 09/13/21 20,481 2,035
Canadian 5 Year Future Bond ................................................. 14 09/21/21 1,406 6,089
U.S. Treasury 10 Year Note ................................................... 47 09/21/21 6,224 (11,080)
U.S. Treasury 10 Year Ultra Note ............................................... 797 09/21/21 117,209 (1,707,637)
U.S. Treasury Long Bond .................................................... 4 09/21/21 642 (3,855)
U.S. Treasury Ultra Bond .................................................... 222 09/21/21 42,735 (728,890)
Long Gilt ............................................................... 40 09/28/21 7,088 (28,499)
U.S. Treasury 5 Year Note .................................................... 1,049 09/30/21 129,429 197,291
90-day Eurodollar ......................................................... 974 12/16/24 239,689 21,667
3 Month Sterling .......................................................... 201 12/18/24 34,460 (24,451)
90-day Eurodollar ......................................................... 76 12/15/25 18,662 (31,278)
(2,379,924)
$ (2,699,630)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 25,000,000 AUD 33,298,792 JPMorgan Chase Bank NA 07/12/21 $ 26,182
USD 25,000,000 CAD 30,958,050 Goldman Sachs International 07/12/21 26,002
USD 25,000,000 EUR 21,076,912 Morgan Stanley & Co. International plc 07/12/21 2,663
USD 319,510 AUD 413,000 Canadian Imperial Bank of Commerce 09/15/21 9,679
USD 82,188,088 CNY 529,735,155 Citibank NA 09/15/21 734,759
USD 17,573,785 CNY 113,519,620 Deutsche Bank AG 09/15/21 118,740
USD 20,430,782 CNY 131,470,000 HSBC Bank plc 09/15/21 215,644
USD 5,238,953 EUR 4,313,000 Bank of America NA 09/15/21 116,705
USD 2,027,779 EUR 1,662,000 Credit Agricole Corporate & Investment Bank SA 09/15/21 53,936
USD 1,940,177 EUR 1,622,000 State Street Bank and Trust Co. 09/15/21 13,841
USD 2,286,984 EUR 1,870,000 Westpac Banking Corp. 09/15/21 66,116
USD 1,091,395 GBP 773,000 HSBC Bank plc 09/15/21 21,919
USD 10,782,000 IDR 156,946,700,000 Morgan Stanley & Co. International plc 09/15/21 105,386
1,511,572
AUD 33,015,242 USD 25,000,000 Citibank NA 07/12/21 (238,841)
CAD 30,843,325 USD 25,000,000 Citibank NA 07/12/21 (118,551)
EUR 20,955,453 USD 25,000,000 Citibank NA 07/12/21 (146,714)
GBP 18,000,361 USD 25,000,000 Citibank NA 07/12/21 (99,325)
USD 25,000,000 GBP 18,096,639 Deutsche Bank AG 07/12/21 (33,860)
IDR 345,360,000,000 USD 24,000,000 Citibank NA 09/15/21 (506,195)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 112,153,488 USD 1,020,000 JPMorgan Chase Bank NA 09/15/21 $ (9,812)
(1,153,298)
$ 358,274
Inflation Rate Caps
Refere n ce Entity Fund Pays Fund Receives Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid
(Received)
Unrealized
Appreciation/
(Depreciation)
Eurostat Eurozone HICP Ex
Tobacco Unrevised Series
NSA ( HICPx )
Maximum of HICPx
for January 2022
divided by HICPx
for January 2012
minus 2.50% or $0
Upfront premium
and payment at
expiration Deutsche Bank AG 04/26/22 EUR 14,495 $ (2,024) $ (1,014,650) $ 1,012,626
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... One-Touch HSBC Bank USA NA 11/03/21 MXN 19.25 MXN 19.25 USD 100 $ 20,012
USD Currency ............... One-Touch HSBC Bank USA NA 11/05/21 MXN 18.95 MXN 18.95 USD 100 11,977
$ 31,989
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Energy Select Sector SPDR Fund ................ 1,250 09/17/21 USD 56.00 USD 6,734 $ 258,125
iShares MSCI Emerging Markets ETF .............. 1,600 09/17/21 USD 56.00 USD 8,824 241,600
499,725
Put
SPDR Gold Shares
(a)
......................... 1,125 09/17/21 USD 165.00 USD 18,633 461,250
$ 960,975
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Citibank NA 08/10/21 JPY 110.00 USD 6,390 $ 84,356
Put
USD Currency ........................... JPMorgan Chase Bank NA 07/14/21 IDR 14,500.00 USD 16,744 57,191
USD Currency ........................... JPMorgan Chase Bank NA 07/21/21 IDR 14,400.00 USD 8,000 17,427
74,618
$ 158,974

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
5-Year Interest Rate Swap
(a)
. 1.10% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 09/27/21 1.10 % USD 280,000 $ 1,362,257
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Energy Select Sector SPDR Fund ................. 1,250 09/17/21 USD 62.00 USD 6,734 $ (87,500)
iShares MSCI Emerging Markets ETF ............... 1,600 09/17/21 USD 59.00 USD 8,824 (52,000)
(139,500)
Put
SPDR Gold Shares
(a)
.......................... 1,125 09/17/21 USD 155.00 USD 18,633 (132,750)
$ (272,250)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ............................. Bank of America NA 07/14/21 IDR 14,500.00 USD 16,744 $ (57,191)
USD Currency ............................. JPMorgan Chase Bank NA 07/21/21 IDR 14,400.00 USD 8,000 (17,428)
USD Currency ............................. Citibank NA 08/10/21 JPY 97.00 USD 6,390 (11)
USD Currency ............................. Morgan Stanley & Co. International plc 08/31/21 IDR 14,100.00 USD 12,000 (17,104)
–
$ (91,734)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.57% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 12/21/21 1.57 % USD 119,538 $ (2,449,983)
10-Year Interest Rate Swap
(a)
1.62% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 12/29/21 1.62 USD 59,769 (1,374,869)
(3,824,852)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.35% Semi-Annual Bank of America NA 09/27/21 1.35 USD 420,000 (822,928)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.57% Semi-Annual Deutsche Bank AG 12/21/21 1.57 USD 119,538 (1,959,086)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.62% Semi-Annual
Goldman Sachs Bank
USA 12/29/21 1.62 USD 59,769 (913,969)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Barclays Bank plc 06/15/26 3.05 USD 55,923 (727,385)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Deutsche Bank AG 06/15/26 3.05 USD 27,962 (363,699)
(4,787,067)
$ (8,611,919)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
REPO_CORRA At Termination
0.45%
At Termination 09/15/22
(a)
09/15/23 CAD 18,000 $ (80,195) $ — $ (80,195)
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 55,923 (397,371) — (397,371)
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 27,962 (190,949) (9,235) (181,714)
3 month LIBOR Quarterly 1.49% Semi-Annual 07/01/21
(a)
07/01/31 USD 2,722 6,768 — 6,768
3 month LIBOR Quarterly 1.44% Semi-Annual 07/02/21
(a)
07/02/31 USD 17,350 — — —
$ (661,747) $ (9,235) $ (652,512)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 08/15/30 GBP 590 $ (23,134) $ — $ (23,134)
UK Retail Price Index All
Items Monthly At Termination 3.46% At Termination 11/15/30 GBP 1,654 (76,392) — (76,392)
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 11/15/30 GBP 553 (24,280) — (24,280)
1 month USCPI At Termination 2.32% At Termination 02/25/31 USD 1,893 (55,362) — (55,362)
1 month USCPI At Termination 2.35% At Termination 03/05/31 USD 552 (14,033) — (14,033)
1 month USCPI At Termination 2.35% At Termination 03/05/31 USD 552 (13,791) — (13,791)
1 month USCPI At Termination 2.36% At Termination 03/05/31 USD 1,104 (27,157) — (27,157)
UK Retail Price Index All
Items Monthly At Termination 3.74% At Termination 05/15/31 GBP 950 (5,515) — (5,515)
1 month USCPI At Termination 2.58% At Termination 05/24/31 USD 107 447 — 447
1 month USCPI At Termination 2.48% At Termination 06/11/31 USD 264 (928) — (928)
1 month USCPI At Termination 2.49% At Termination 06/11/31 USD 106 (302) — (302)
1 month USCPI At Termination 2.45% At Termination 06/24/31 USD 230 (1,106) — (1,106)
$ (241,553) $ — $ (241,553)
OTC Inflation Swaps
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid  (Received)
Unrealized
Appreciation
(Depreciation)
2.67% At Termination 1 month USCPI At Termination Citibank NA 04/15/26 USD 36,000 $ 1,019 $ — $ 1,019
– $ – $ –

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day REPO_CORRA ................................... Canadian Overnight Repo Rate 0.16%
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (9,235) $ 7,215 $ (901,280) $ —
OTC Swaps ..................................................... — — 1,019 — —
Options Written ................................................... N/A N/A 2,464,480 (282,290) (8,977,927)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 247,339 $ — $ 247,339
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,511,572 — — 1,511,572
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — 960,975 190,963 1,362,257 — 2,514,195
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 6,768 447 7,215
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — — 1,019 1,019
$ — $ — $ 960,975 $ 1,702,535 $ 1,616,364 $ 1,466 $ 4,281,340
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 2,946,969 — 2,946,969
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,153,298 — — 1,153,298
Options written
(b)
Options written at value ..................... — — 272,250 91,734 8,611,919 2,024 8,977,927
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 659,280 242,000 901,280
$ — $ — $ 272,250 $ 1,245,032 $ 12,218,168 $ 244,024 $ 13,979,474
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ (367,142) $ — $ (139,381) $ — $ (3,852,488) $ — $ (4,359,011)
Forward foreign currency exchange contracts .... — — — (967,029) — — (967,029)
Options purchased
(a)
.................... — — 1,264,769 (42,832) 21,122,835 — 22,344,772
Options written ........................ — — (503,597) 36,366 (7,637,472) — (8,104,703)
Swaps .............................. — — — — (3,787,356) 4,836,641 1,049,285
$ (367,142) $ — $ 621,791 $ (973,495) $ 5,845,519 $ 4,836,641 $ 9,963,314
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... 176,516 — (126,040) — (2,116,098) — (2,065,622)
Forward foreign currency exchange contracts .... — — — 29,465 — — 29,465
Options purchased
(b)
.................... — — 168,852 (268,716) (771,379) — (871,243)
Options written ........................ — — (5,407) 149,524 882,813 (2,024) 1,024,906
Swaps .............................. — — — — (611,029) (2,683,701) (3,294,730)
$ 176,516 $ — $ 37,405 $ (89,727) $ (2,615,693) $ (2,685,725) $ (5,177,224)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 410,187,254
Average notional value of contracts — short ................................................................................. 520,217,796
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 253,054,478
Average amounts sold — in USD ........................................................................................ 111,020,000
Options:
Average value of option contracts purchased ................................................................................ 739,493
Average value of option contracts written ................................................................................... 190,312
Average notional value of swaption contracts purchased ......................................................................... 380,000,000
Average notional value of swaption contracts written ........................................................................... 804,749,500
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 150,004,885
Average notional value — receives fixed rate ................................................................................ 223,075,819
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 94,567,310
Average notional value — receives fixed rate ................................................................................ 161,119,894
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ (367,141)
Futures contracts .................................................................................... $ 77,711 $ 718,571
Forward foreign currency exchange contracts ................................................................. 1,511,572 1,153,298
Options
(a)(b)
........................................................................................ 2,514,195 8,977,927
Swaps — Centrally cleared ............................................................................. — 123,301
Swaps — OTC
(c)
.................................................................................... 1,019 —
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 4,104,497 $ 10,973,097
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,038,686) (1,114,122)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 3,065,811 $ 9,858,975
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 1,478,962 $ (880,119) $ — $ (490,000) $ 108,843
Canadian Imperial Bank of Commerce .................. 9,679 — — — 9,679
Citibank NA .................................... 820,134 (820,134) — — —
Credit Agricole Corporate & Investment Bank SA ........... 53,936 — — — 53,936
Deutsche Bank AG ............................... 118,740 (118,740) — — —
Goldman Sachs International ........................ 26,002 — — — 26,002
HSBC Bank plc .................................. 237,563 — — — 237,563
HSBC Bank USA NA .............................. 31,989 — — — 31,989
JPMorgan Chase Bank NA .......................... 100,800 (27,240) — (73,560) —
Morgan Stanley & Co. International plc .................. 108,049 (17,104) — — 90,945
State Street Bank and Trust Co. ...................... 13,841 — — — 13,841
Westpac Banking Corp. ............................ 66,116 — — — 66,116
$ 3,065,811 $ (1,863,337) $ — $ (563,560) $ 638,914
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 880,119 $ (880,119) $ — $ — $ —
Barclays B ank plc ................................ 727,385 — — (727,385) —
Citibank NA .................................... 1,109,637 (820,134) — (289,503) —
Deutsche Bank AG ............................... 4,808,652 (118,740) — (4,689,912) —
Goldman Sachs Bank USA .......................... 2,288,838 — — (2,270,000) 18,838
JPMorgan Chase Bank NA .......................... 27,240 (27,240) — — —
Morgan Stanley & Co. International plc .................. 17,104 (17,104) — — —
$ 9,858,975 $ (1,863,337) $ — $ (7,976,800) $ 18,838
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to consolidated financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 36,394,624 $ — $ 36,394,624
Corporate Bonds ........................................ — 1,296,093 — 1,296,093
Foreign Government Obligations .............................. — 141,658,654 — 141,658,654
Investment Companies .................................... 1,605,555 — — 1,605,555
Non-Agency Mortgage-Backed Securities ........................ — 5,422,174 — 5,422,174
U.S. Government Sponsored Agency Securities .................... — 17,221,315 — 17,221,315
U.S. Treasury Obligations ................................... — 2,601,458,750 — 2,601,458,750
Short-Term Securities ....................................... 5,610,585 — — 5,610,585
Options Purchased:
Equity contracts .......................................... 960,975 — — 960,975
Foreign currency exchange contracts ........................... — 190,963 — 190,963
Interest rate contracts ...................................... — 1,362,257 — 1,362,257
$ 8,177,115 $ 2,805,004,830 $ — $ 2,813,181,945
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 1,511,572 $ — $ 1,511,572
Interest rate contracts ....................................... 247,339 6,768 — 254,107
Other contracts ........................................... — 1,466 — 1,466
Liabilities:
Equity contracts ........................................... (272,250) — — (272,250)
Foreign currency exchange contracts ............................ — (1,245,032) — (1,245,032)
Interest rate contracts ....................................... (2,946,969) (9,271,199) — (12,218,168)
Other contracts ........................................... — (244,024) — (244,024)
$ (2,971,880) $ (9,240,449) $ — $ (12,212,329)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $256,422,927 are categorized as Level 2 within the disclosure hierarchy.

Consolidated Statement of Assets and Liabilities
(unaudited)

June 30, 2021

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock
Inflation Protected
Bond Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 2,805,965,805
Investments, at value — affiliated
(b)
......................................................................................... 7,216,140
Cash ............................................................................................................. 6,478,301
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 20,110,000
Futures contracts .................................................................................................... 6,892,820
Centrally cleared swaps ................................................................................................ 2,221,000
Foreign currency, at value
(c)
.............................................................................................. 5,968,345
Receivables: –
Investments sold .................................................................................................... 8,195,672
Capital shares sold ................................................................................................... 12,218,905
Dividends — affiliated ................................................................................................. 42
Dividends — unaffiliated ............................................................................................... 9
Interest — unaffiliated ................................................................................................. 7,071,969
From the Manager ................................................................................................... 224,909
Variation margin on futures contracts ....................................................................................... 77,711
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,511,572
OTC swaps ........................................................................................................ 1,019
Prepaid expenses ..................................................................................................... 189,567
Total assets .........................................................................................................
2,884,343,786
LIABILITIES
Cash received as collateral for OTC derivatives ................................................................................. 600,000
Options written, at value
(d)
................................................................................................ 8,977,927
Reverse repurchase agreements, at value ..................................................................................... 256,422,927
Payables: –
Investments purchased ................................................................................................ 7,684,049
Administration fees ................................................................................................... 80,674
Capital shares redeemed ............................................................................................... 5,063,135
Income dividend distributions ............................................................................................ 3,674,781
Investment advisory fees .............................................................................................. 470,341
Other affiliate fees ................................................................................................... 6,649
Service and distribution fees ............................................................................................. 143,058
Variation margin on futures contracts ....................................................................................... 718,571
Variation margin on centrally cleared swaps .................................................................................. 123,301
Other accrued expenses ............................................................................................... 1,237,974
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,153,298
Total liabilities ........................................................................................................
286,356,685
NET ASSETS ........................................................................................................
$ 2,597,987,101
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 2,387,731,777
Accumulated earnings .................................................................................................. 210,255,324
NET ASSETS ........................................................................................................
$ 2,597,987,101
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 2,610,100,780
(b)
  Investments, at cost — affiliated .......................................................................................... $ 6,928,801
(c)
  Foreign currency, at cost ............................................................................................... $ 5,533,052
(d)
  Premiums received .................................................................................................. $ 11,160,117

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to consolidated financial statements.
BlackRock
Inflation Protected
Bond Portfolio
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 1,485,181,145
Shares outstanding .................................................................................................
124,771,856
Net asset value ....................................................................................................
$ 11.90
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Service
Net assets ........................................................................................................
$ 15,115,752
Shares outstanding .................................................................................................
1,290,557
Net asset value ....................................................................................................
$ 11.71
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Investor A
Net assets ........................................................................................................
$ 499,907,315
Shares outstanding .................................................................................................
43,148,303
Net asset value ....................................................................................................
$ 11.59
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Investor C
Net assets ........................................................................................................
$ 35,094,010
Shares outstanding .................................................................................................
3,163,825
Net asset value ....................................................................................................
$ 11.09
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001
Class K
Net assets ........................................................................................................
$ 562,688,879
Shares outstanding .................................................................................................
48,005,545
Net asset value ....................................................................................................
$ 11.72
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
0.001

Consolidated Statement of Operations
(unaudited)

Six Months Ended June 30, 2021

Consolidated Financial Statements
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.
BlackRock
Inflation Protected
Bond Portfolio
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 89,700
Dividends — unaffiliated ............................................................................................... 10
Interest — unaffiliated
(a)
............................................................................................... 55,307,327
Total investment income .................................................................................................
55,397,037
EXPENSES
Investment advisory .................................................................................................. 2,894,850
Transfer agent — class specific .......................................................................................... 1,805,370
Service and distribution — class specific .................................................................................... 765,626
Administration ..................................................................................................... 458,329
Administration — class specific .......................................................................................... 237,087
Accounting services .................................................................................................. 86,669
Registration ....................................................................................................... 69,442
Professional ....................................................................................................... 65,797
Custodian ......................................................................................................... 43,110
Trustees and Officer .................................................................................................. 11,787
Miscellaneous ...................................................................................................... 82,910
Total expenses excluding interest expense .....................................................................................
6,520,977
Interest expense ...................................................................................................... 35,060
Total expenses .......................................................................................................
6,556,037
Less: –
Administration fees waived — class specific .................................................................................. (237,087)
Fees waived and/or reimbursed by the Manager ............................................................................... (272,568)
Transfer agent fees waived and/or reimbursed — class specific ..................................................................... (1,338,924)
Total expenses after fees waived and/or reimbursed ..............................................................................
4,707,458
Net investment income ..................................................................................................
50,689,579
REALIZED AND UNREALIZED GAIN (LOSS) $ (872,262)
Net realized gain (loss) from: $ –
Investments — affiliated ............................................................................................. 241,112
Investments — unaffiliated ........................................................................................... 42,219,382
Forward foreign currency exchange contracts ............................................................................... (967,029)
Foreign currency transactions ......................................................................................... (59,470)
Futures contracts .................................................................................................. (4,359,011)
Options written ................................................................................................... (8,104,703)
Swaps ......................................................................................................... 1,049,285
A
30,019,566
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. 131,281
Investments — unaffiliated ........................................................................................... (26,415,057)
Forward foreign currency exchange contracts ............................................................................... 29,465
Foreign currency translations .......................................................................................... (302,071)
Futures contracts .................................................................................................. (2,065,622)
Options written ................................................................................................... 1,024,906
Swaps ......................................................................................................... (3,294,730)
A
(30,891,828)
Net realized and unrealized loss ............................................................................................
(872,262)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 49,817,317
See notes to consolidated financial statements.

Consolidated Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders

See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Si x Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ 50,689,579 $ 26,735,299
Net realized gain (loss) .............................................................................. 30,019,566 55,157,485
Net change in unrealized appreciation (depreciation) .......................................................... (30,891,828) 133,438,004
Net increase in net assets resulting from operations .............................................................
49,817,317 215,330,788
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (29,498,266) (17,679,429)
Service ....................................................................................... (298,942) (194,974)
Investor A ..................................................................................... (9,713,103) (5,716,667)
Investor C ..................................................................................... (577,987) (513,983)
Class K ....................................................................................... (11,073,734) (6,084,392)
Decrease in net assets resulting from distributions to shareholders ...................................................
(51,162,032) (30,189,445)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
377,829,747 (82,832,866)
NET ASSETS
Total increase in net assets ............................................................................. 376,485,032 102,308,477
Beginning of period .................................................................................. 2,221,502,069 2,119,193,592
End of period ......................................................................................
$ 2,597,987,101 $ 2,221,502,069
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Institutional
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period
$ 11.91 $ 10.82 $ 10.23 $ 10.71 $ 10.62 $ 10.89 $ 10.58
Net investment income (loss)
(a)
....
0.25 0.16 0.22 0.28 0.24 0.06 0.11
Net realized and unrealized gain
(loss) ..................
(0.01) 1.11 0.62 (0.48) 0.09 (0.32) 0.51
Net increase (decrease) from investment
operations ...............
0.24 1.27 0.84 (0.20) 0.33 (0.26) 0.62
Distributions
(b)
– – – – – – –
From net investment income .....
(0.25) (0.18) (0.25) (0.25) (0.24) — (0.20)
R eturn of capital ..............
— — — (0.03) (0.00)
(c)
(0.01) (0.11)
Total distributions ..............
(0.25) (0.18) (0.25) (0.28) (0.24) (0.01) (0.31)
Net asset value, end of period .....
$ 11.90 $ 11.91 $ 10.82 $ 10.23 $ 10.71 $ 10.62 $ 10.89
Total Return
(d)
2.02% 11.75% 8.26% (1.88)% — — —
Based on net asset value .........
2.02%
(e)
11.75% 8.26% (1.88)% 3.09% (2.35)%
(e)
5.97%
Ratios to Average Net Assets
Total expenses ................
0.53%
(f)
0.61%
(g)
0.80% 0.63% 0.56% 0.61%
(f)
0.60%
Total expenses after fees waived and/or
reimbursed .................
0.34%
(f)
0.43%
(g)
0.65% 0.50% 0.40% 0.40%
(f)
0.48%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ...................
0.34%
(f)
0.34%
(g)
0.34% 0.34% 0.35% 0.36%
(f)
0.42%
Net investment income (loss) ......
4.33%
(f)
1.39%
(g)
2.12% 2.67% 2.26% 2.06%
(f)
0.99%
Supplemental Data
Net assets, end of period (000) .....
$ 1,485,181 $ 1,260,218 $ 1,343,773 $ 1,434,877 $ 1,554,098 $ 1,485,583 $ 1,584,439
Portfolio turnover rate
(h)
..........
115% 330% 252% 176% 76% 7% 45%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) —% 319% 220% 172% —% —% —%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2016, the expense ratio would have been 0.86%.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Service
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period
$ 11.73 $ 10.67 $ 10.10 $ 10.57 $ 10.50 $ 10.77 $ 10.49
Net investment income (loss)
(a)
....
0.23 0.13 0.19 0.25 0.20 0.05 0.08
Net realized and unrealized gain
(loss) ..................
(0.02) 1.09 0.61 (0.46) 0.09 (0.31) 0.50
Net increase (decrease) from investment
operations ...............
0.21 1.22 0.80 (0.21) 0.29 (0.26) 0.58
Distributions
(b)
– – – – – – –
From net investment income .....
(0.23) (0.16) (0.23) (0.23) (0.22) — (0.19)
R eturn of capital ..............
— — — (0.03) (0.00)
(c)
(0.01) (0.11)
Total distributions ..............
(0.23) (0.16) (0.23) (0.26) (0.22) (0.01) (0.30)
Net asset value, end of period .....
$ 11.71 $ 11.73 $ 10.67 $ 10.10 $ 10.57 $ 10.50 $ 10.77
Total Return
(d)
1.85% 11.51% 7.97% (2.03)% — — —
Based on net asset value .........
1.85%
(e)
11.51% 7.97% (2.03)% 2.74% (2.38)%
(e)
5.66%
Ratios to Average Net Assets
Total expenses ................
0.74%
(f)
0.85%
(g)
1.05% 0.95% 0.82% 0.86%
(f)
0.86%
(h)
Total expenses after fees waived and/or
reimbursed .................
0.59%
(f)
0.68%
(g)
0.90% 0.75% 0.65% 0.66%
(f)
0.78%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ...................
0.59%
(f)
0.59%
(g)
0.59% 0.59% 0.60% 0.62%
(f)
0.71%
Net investment income (loss) ......
3.99%
(f)
1.13%
(g)
1.79% 2.46% 1.94% 1.80%
(f)
0.73%
Supplemental Data
Net assets, end of period (000) .....
$ 15,116 $ 13,892 $ 13,584 $ 21,040 $ 28,986 $ 41,422 $ 44,565
Portfolio turnover rate
(i )
...........
115% 330% 252% 176% 76% 7% 45%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) —% 319% 220% 172% —% —% —%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor A
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period
$ 11.60 $ 10.55 $ 9.99 $ 10.46 $ 10.39 $ 10.65 $ 10.38
Net investment income (loss)
(a)
....
0.23 0.13 0.20 0.25 0.21 0.05 0.05
Net realized and unrealized gain
(loss) ..................
(0.01) 1.08 0.59 (0.46) 0.07 (0.30) 0.52
Net increase (decrease) from investment
operations ...............
0.22 1.21 0.79 (0.21) 0.28 (0.25) 0.57
Distributions
(b)
– – – – – – –
From net investment income .....
(0.23) (0.16) (0.23) (0.23) (0.21) — (0.21)
Return of capital ..............
— — — (0.03) (0.00)
(c)
(0.01) (0.09)
Total distributions ..............
(0.23) (0.16) (0.23) (0.26) (0.21) (0.01) (0.30)
Net asset value, end of period .....
$ 11.59 $ 11.60 $ 10.55 $ 9.99 $ 10.46 $ 10.39 $ 10.65
Total Return
(d)
1.93% 11.53% 7.94% (2.08)% — — —
Based on net asset value .........
1.93%
(e)
11.53% 7.94% (2.08)% 2.75% (2.32)%
(e)
5.59%
Ratios to Average Net Assets
Total expenses ................
0.77%
(f)
0.93%
(g)
1.27% 1.13% 0.95% 1.02%
(f)
0.96%
Total expenses after fees waived and/or
reimbursed .................
0.59%
(f)
0.68%
(g)
0.90% 0.75% 0.65% 0.66%
(f)
0.83%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ...................
0.59%
(f)
0.59%
(g)
0.59% 0.59% 0.60% 0.62%
(f)
0.76%
Net investment income (loss) ......
4.02%
(f)
1.18%
(g)
1.89% 2.42% 1.98% 1.80%
(f)
0.45%
Supplemental Data
Net assets, end of period (000) .....
$ 499,907 $ 457,665 $ 359,449 $ 248,530 $ 301,045 $ 352,596 $ 358,182
Portfolio turnover rate
(h)
..........
115% 330% 252% 176% 76% 7% 45%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) —% 319% 220% 172% —% —% —%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Investor C
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period
$ 11.12 $ 10.17 $ 9.66 $ 10.13 $ 10.09 $ 10.36 $ 10.16
Net investment income (loss)
(a)
....
0.18 0.01 0.10 0.17 0.13 0.03 (0.02)
Net realized and unrealized gain
(loss) ..................
(0.02) 1.07 0.59 (0.44) 0.07 (0.29) 0.50
Net increase (decrease) from investment
operations ...............
0.16 1.08 0.69 (0.27) 0.20 (0.26) 0.48
Distributions
(b)
– – – – – – –
From net investment income .....
(0.19) (0.13) (0.18) (0.18) (0.16) — (0.20)
Return of capital ..............
— — — (0.02) (0.00)
(c)
(0.01) (0.08)
Total distributions ..............
(0.19) (0.13) (0.18) (0.20) (0.16) (0.01) (0.28)
Net asset value, end of period .....
$ 11.09 $ 11.12 $ 10.17 $ 9.66 $ 10.13 $ 10.09 $ 10.36
Total Return
(d)
1.49% 10.64% 7.17% (2.75)% — — —
Based on net asset value .........
1.49%
(e)
10.64% 7.17% (2.75)% 1.97% (2.51)%
(e)
4.83%
Ratios to Average Net Assets
Total expenses ................
1.49%
(f)
1.57%
(g)
1.83% 1.63% 1.58% 1.61%
(f)(h)
1.60%
Total expenses after fees waived and/or
reimbursed .................
1.34%
(f)
1.43%
(g)
1.65% 1.50% 1.40% 1.41%
(f)
1.53%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ...................
1.34%
(f)
1.34%
(g)
1.34% 1.34% 1.35% 1.37%
(f)
1.47%
Net investment income (loss) ......
3.34%
(f)
0.06%
(g)
1.04% 1.68% 1.25% 1.06%
(f)
(0.15)%
Supplemental Data
Net assets, end of period (000) .....
$ 35,094 $ 29,358 $ 62,226 $ 99,108 $ 138,050 $ 183,525 $ 197,741
Portfolio turnover rate
( i )
...........
115% 330% 252% 176% 76% 7% 45%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) —% 319% 220% 172% —% —% —%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to consolidated financial statements.
BlackRock Inflation Protected Bond Portfolio
Class K
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Net asset value, beginning of period
$ 11.73 $ 10.65 $ 10.07 $ 10.54 $ 10.45 $ 10.71 $ 10.41
Net investment income (loss)
(a)
....
0.26 0.17 0.22 0.28 0.24 0.06 0.14
Net realized and unrealized gain
(loss) ..................
(0.02) 1.09 0.61 (0.47) 0.08 (0.31) 0.47
Net increase (decrease) from investment
operations ...............
0.24 1.26 0.83 (0.19) 0.32 (0.25) 0.61
Distributions
(b)
– – – – – – –
From net investment income .....
(0.25) (0.18) (0.25) (0.25) (0.23) — (0.19)
Return of capital ..............
— — — (0.03) (0.00)
(c)
(0.01) (0.12)
Total distributions ..............
(0.25) (0.18) (0.25) (0.28) (0.23) (0.01) (0.31)
Net asset value, end of period .....
$ 11.72 $ 11.73 $ 10.65 $ 10.07 $ 10.54 $ 10.45 $ 10.71
Total Return
(d)
2.04% 11.85% 8.28% (1.81)% — — —
Based on net asset value .........
2.04%
(e)
11.85% 8.28% (1.81)% 3.14% (2.29)%
(e)
5.98%
Ratios to Average Net Assets
Total expenses ................
0.34%
(f)
0.43%
(g)
0.65% 0.53% 0.43% 0.46%
(f)
0.47%
Total expenses after fees waived and/or
reimbursed .................
0.29%
(f)
0.38%
(g)
0.60% 0.45% 0.35% 0.34%
(f)
0.39%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ...................
0.29%
(f)
0.29%
(g)
0.29% 0.29% 0.30% 0.30%
(f)
0.32%
Net investment income (loss) ......
4.45%
(f)
1.48%
(g)
2.14% 2.70% 2.29% 2.14%
(f)
1.29%
Supplemental Data
Net assets, end of period (000) .....
$ 562,689 $ 460,370 $ 340,162 $ 315,003 $ 498,248 $ 405,439 $ 353,536
Portfolio turnover rate
(h)
..........
115% 330% 252% 176% 76% 7% 45%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31, Period from
10/01/16 to
12/31/16
Year Ended
09/30/2016 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) —% 319% 220% 172% —% —% —%

Notes to Consolidated Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Inflation Protected Bond Portfolio (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Effective on or about the close of business on July 6, 2021, the Fund’s Service Shares will be converted into Investor A Shares.
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the account of Cayman Inflation Protected Bond Portfolio, Ltd. (the
“Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments and other derivatives . The Subsidiary enables  the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Subsidiary.
The net assets of the Subsidiary as of period end were $7,214,227 , which is 0.3%  of the Fund's  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings.
Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”) ,  the trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment,

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or the Mortgage Assets . The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated Statement of Assets and
Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Consolidated Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended June 30, 2021, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund were
$219,725,449 and 0.05%, respectively.
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of the Fund’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
(a)
Collateral with a value of $256,565,226 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-cash
Collateral Pledged Including
Accrued Interest
(a)
Cash Collateral
Pledged/Received Net Amount
Deutsche Bank Securities, Inc. ....................... $ (256,422,927) $ 256,422,927 $ — $ —

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate and inflation rate caps — Interest rate and inflation rate caps and floors are entered into to gain or reduce exposure to interest rates and/or inflation rates
(interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate or inflation indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate or inflation indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate or inflation rate cap would be the notional amount times the percentage increase in interest rates or inflation rates determined by the difference between the interest rate or inflation index current value and the value at the time the cap was entered into.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and
Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated
Statement of Operations, including those at termination.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Subsidiary.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agre ement with the Manager, an indirect , wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.250%
$1 Billion - $3 Billion ..................................................................................................... 0.240
$3 Billion - $5 Billion .................................................................................................... 0.230
$5 Billion - $10 Billion .................................................................................................... 0.220
Greater than $10 Billion .................................................................................................. 0.210
Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Service ......................................................................................................... $ 18,285
Investor A ........................................................................................................ 589,807
Investor C ........................................................................................................ 157,534
$ 765,626
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
For the six months ended June 30, 2021, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2021, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent - class specific in the Consolidated Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
For the six months ended June 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended  June 30, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor
A Shares of $17,258 .
For the six months ended June 30, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation s described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six
months ended June 30, 2021, the amount waived was $2,504.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2021, the Manager waived $8,519 in investment advisory fees pursuant to this arrangement.
Institutional ....................................................................................................... $ 135,656
Service ......................................................................................................... 1,463
Investor A ........................................................................................................ 47,181
Investor C ........................................................................................................ 3,150
Class K ......................................................................................................... 49,637
$ 237,087
Institutional ....................................................................................................... $ 13,002
Investor A ........................................................................................................ 485
$ 13,487
Institutional .................................................................................................... $ 1,888
Investor A ..................................................................................................... 2,106
Investor C ..................................................................................................... 400
Class K ...................................................................................................... 722
$ 5,116
Institutional ....................................................................................................... $ 1,322,250
Service ......................................................................................................... 11,187
Investor A ........................................................................................................ 430,010
Investor C ........................................................................................................ 23,970
Class K ......................................................................................................... 17,953
$ 1,805,370
Investor A $ 2,336
Investor C 837

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2021, the Manager waived and/or reimbursed investment advisory fees of $261,545, which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived - class specific and transfer agent fees waived and/or reimbursed - class specific, respectively, in the Consolidated Statement of Operations. For the six months ended June 30, 2021, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order” ) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, including paydowns and excluding short-term investments, were as follows:
RULEABOVE
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Institutional .......................................................................................................... 0.34%
Service ............................................................................................................ 0.59
Investor A ........................................................................................................... 0.59
Investor C ........................................................................................................... 1.34
Class K ............................................................................................................ 0.29
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock Inflation Protected Bond Portfolio
Institutional .................................................................................... $ 135,6 5 6 $ 984,31 9
Service ...................................................................................... 1,4 6 3 7,562
Investor A ..................................................................................... 47,181 313,064
Investor C ..................................................................................... 3,150 16,026
Class K ...................................................................................... 49,637 17,953
$ 237,08 7 $ 1,338,924
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
BlackRock Inflation Protected Bond Portfolio ................................. $ 3,131,471,936 $ 2,805,189,850 $ 166,237,721 $ 167,559,469

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's consolidated financial statements.
As of December 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $6,243,676.
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in
April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Inflation Protected Bond Portfolio ............................... $ 2,626,315,402 $ 192,382,777 $ (6,568,446) $ 185,814,331

Notes to Consolidated Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Institutional
Shares sold .............................................
36,305,981 $ 431,120,210 45,577,256 $ 521,942,542
Shares issued in reinvestment of distributions ........................
2,394,581 28,437,257 1,475,160 17,078,556
Shares redeemed .........................................
(19,725,051) (233,925,335) (65,446,819) (732,430,688)
Net increase (decrease) .......................................
18,975,511 $ 225,632,132 (18,394,403) $ (193,409,590)
Service
Shares sold .............................................
403,578 $ 4,720,073 483,860 $ 5,444,133
Shares issued in reinvestment of distributions ........................
25,373 296,512 17,111 194,823
Shares redeemed .........................................
(323,126) (3,775,749) (589,592) (6,588,641)
Net increase (decrease) .......................................
105,825 $ 1,240,836 (88,621) $ (949,685)
Investor A
Shares sold and automatic conversion of shares ......................
8,548,698 $ 98,789,263 18,691,395 $ 209,046,379
Shares issued in reinvestment of distributions ........................
813,596 9,405,930 487,763 5,506,659
Shares redeemed .........................................
(5,672,159) (65,502,996) (13,782,151) (151,820,263)
Net increase ...............................................
3,690,135 $ 42,692,197 5,397,007 $ 62,732,775
Investor C
Shares sold .............................................
970,023 $ 10,746,172 1,135,870 $ 12,196,823
Shares issued in reinvestment of distributions ........................
51,007 564,630 45,560 490,698
Shares redeemed and automatic conversion of shares ..................
(497,682) (5,509,885) (4,660,529) (50,043,504)
Net increase (decrease) .......................................
523,348 $ 5,800,917 (3,479,099) $ (37,355,983)
Class K
Shares sold .............................................
16,427,739 $ 191,959,009 23,864,219 $ 268,419,769
Shares issued in reinvestment of distributions ........................
946,793 11,071,414 532,352 6,079,405
Shares redeemed .........................................
(8,619,482) (100,566,758) (17,079,737) (188,349,557)
Net increase ...............................................
8,755,050 $ 102,463,665 7,316,834 $ 86,149,617
Total Net Increase (Decrease)
32,049,869 $ 377,829,747 (9,248,282) $ (82,832,866)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 4, 2021 (the “May Meeting”)
and June 8-9, 2021 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Inflation Protected Bond Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited, with respect to the Fund. The
Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process: Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent
Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the first, first and second quartiles, respectively, against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board noted that
BlackRock does not charge the Fund an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different
Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information
2021
BlackRock Semi-Annual Report to Shareholders

Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2021
BlackRock Semi-Annual Report to Shareholders

Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviations
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
REPO_CORRA Canadian Overnight Repo Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
IPB-6/21-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrants – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) – Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) – Section 302 Certifications are attached
              section302
(a)(3) – Not Applicable
(a)(4) – Not Applicable
(b) – Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: September 2, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: September 2, 2021